Significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Minimum percentage of difference between discounted present value of the cash flows according to the new terms and discounted present value of the remaining cash flows of the original financial liability		10.00%
Period after which vessel inspection is to be performed	5 years